Income Taxes - Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Tax Disclosure [Abstract]
Foreign, Current
Foreign, Deferred	3,714,646	(388,258)	567,902
U.S. Federal, Current
U.S. Federal, Deferred	(4,804,126)	(5,921,439)	(5,255,419)
U.S. State & Local, Current
U.S. State & Local, Deferred	(1,110,683)
Change in valuation allowance	2,200,163	6,309,697	4,687,517
Income tax provision (benefit)